Trade Payables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of trade payables [line items]
Trade payables	€ 77,901	€ 76,035	€ 70,457
Trade payables due to related parties	1,004	8	0
Currency denominated, foreign currency [member]
Disclosure of trade payables [line items]
Trade payables	€ 27,443	€ 21,197	€ 22,151